Schedule of Quarterly Financial Information (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	3 Months Ended
	Sep. 30, 2012 Legal Settlement	Dec. 31, 2012 Severance, pension and benefit charges	Sep. 30, 2011 Severance, pension and benefit charges	Dec. 31, 2011 Severance, pension and benefit charges and costs related to the early redemption of debt
Quarterly Financial Information [Line Items]
After-tax charges included in consolidated results of operations	$ 0.2	$ 5.3	$ 0.2	$ 3.5